Unaudited Interim Condensed Consolidated Statements of Operations and Comprehenisve Income	6 Months Ended
	Sep. 30, 2025 SGD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 24,476,611	$ 18,974,117	$ 22,099,549
Cost of revenue	(16,411,039)	(12,721,736)	(14,422,920)
Gross profit	8,065,572	6,252,381	7,676,629
Selling and marketing expenses	(2,485,951)	(1,927,094)	(2,461,020)
Research and development expenses			(51,376)
General and administrative expenses	(2,841,153)	(2,202,444)	(3,821,950)
Total operating expenses	(5,327,104)	(4,129,538)	(6,334,346)
Income from operations	2,738,468	2,122,843	1,342,283
Other income (expense)
Other income, net	476,209	369,154	200,766
Interest expense	(90,767)	(70,362)	(88,865)
Total other income, net	385,442	298,792	111,901
Income before income tax	3,123,910	2,421,635	1,454,184
Income tax expense	(489,607)	(379,540)	(337,177)
Net income	2,634,303	2,042,095	1,117,007
Other comprehensive loss
Foreign currency translation adjustment	(310,680)	(240,837)	(388,769)
Total comprehensive income	$ 2,323,623	$ 1,801,258	$ 728,238
Weighted average number of ordinary shares
Basic (in Shares)	14,500,000	14,500,000	13,614,754
Diluted (in Shares)	14,500,000	14,500,000	13,614,754
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.18	$ 0.14	$ 0.08
Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.18	$ 0.14	$ 0.08